Prospectus Supplement

John Hancock Variable Insurance Trust

Supplement dated January 30, 2025 to the current Prospectus, as may be supplemented (the Prospectus)

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio (the Lifestyle funds)

As of March 28, 2025 (the Effective Date), Nathan W. Thooft, CFA will no longer serve as a portfolio manager of the Lifestyle funds. As of the Effective Date, Geoffrey Kelley, CFA, David Kobuszewski, CFA and Robert E. Sykes, CFA will continue to serve as portfolio managers of the Lifestyle funds and will be jointly and primarily responsible for the day-to-day management of the Lifestyle funds’ portfolios. Accordingly, as of the Effective Date, all references to Mr. Thooft will be removed from the Prospectus.

Managed Volatility Balanced Portfolio

Managed Volatility Conservative Portfolio

Managed Volatility Growth Portfolio

Managed Volatility Moderate Portfolio (the Managed Volatility funds)

As of March 28, 2025 (the Effective Date), Nathan W. Thooft, CFA will no longer serve as a portfolio manager of the Managed Volatility funds. As of the Effective Date, Geoffrey Kelley, CFA, Robert E. Sykes, CFA and Jeffrey Wu will continue to serve as portfolio managers of the Managed Volatility funds and will be jointly and primarily responsible for the day-to-day management of the Managed Volatility funds’ portfolios. Accordingly, as of the Effective Date, all references to Mr. Thooft will be removed from the Prospectus.

Strategic Equity Allocation Trust

As of March 28, 2025 (the Effective Date), Nathan W. Thooft, CFA will no longer serve as a portfolio manager of Strategic Equity Allocation Trust. As of the Effective Date, Michael J. Comer, CFA and James Robertson, CIM will continue to serve as portfolio managers of Strategic Equity Allocation Trust and will be jointly and primarily responsible for the day-to-day management of Strategic Equity Allocation Trust’s portfolio. Accordingly, as of the Effective Date, all references to Mr. Thooft will be removed from the Prospectus.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement

John Hancock Variable Insurance Trust

Supplement dated January 30, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio (the Lifestyle funds)

As of March 28, 2025 (the Effective Date), Nathan W. Thooft, CFA will no longer serve as a portfolio manager of the Lifestyle funds. As of the Effective Date, Geoffrey Kelley, CFA, David Kobuszewski, CFA and Robert E. Sykes, CFA will continue to serve as portfolio managers of the Lifestyle funds and will be jointly and primarily responsible for the day-to-day management of the Lifestyle funds’ portfolios. Accordingly, as of the Effective Date, all references to Mr. Thooft will be removed from the SAI.

Managed Volatility Balanced Portfolio

Managed Volatility Conservative Portfolio

Managed Volatility Growth Portfolio

Managed Volatility Moderate Portfolio (the Managed Volatility funds)

As of March 28, 2025 (the Effective Date), Nathan W. Thooft, CFA will no longer serve as a portfolio manager of the Managed Volatility funds. As of the Effective Date, Geoffrey Kelley, CFA, Robert E. Sykes, CFA and Jeffrey Wu will continue to serve as portfolio managers of the Managed Volatility funds and will be jointly and primarily responsible for the day-to-day management of the Managed Volatility funds’ portfolios. Accordingly, as of the Effective Date, all references to Mr. Thooft will be removed from the SAI.

Strategic Equity Allocation Trust

As of March 28, 2025 (the Effective Date), Nathan W. Thooft, CFA will no longer serve as a portfolio manager of Strategic Equity Allocation Trust. As of the Effective Date, Michael J. Comer, CFA and James Robertson, CIM will continue to serve as portfolio managers of Strategic Equity Allocation Trust and will be jointly and primarily responsible for the day-to-day management of Strategic Equity Allocation Trust’s portfolio. Accordingly, as of the Effective Date, all references to Mr. Thooft will be removed from the SAI.

You should read this supplement in conjunction with the SAI and retain it for your future reference.